LINE OF CREDIT, SHORT TERM DEBT AND BANK ACCEPTANCE NOTES (Schedule Of Bank Acceptance Notes) (Details) (USD $)	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Bank acceptance notes payable	$ 9,300,000	$ 7,300,000	$ 21,842,000	$ 18,513,000
China Everbright Bank [Member]
Short-term Debt [Line Items]
Bank acceptance notes payable			9,061,000	6,334,000
Taizhou Bank [Member]
Short-term Debt [Line Items]
Bank acceptance notes payable			4,530,000	4,627,000
CITIC Bank [Member]
Short-term Debt [Line Items]
Bank acceptance notes payable			5,824,000	5,608,000
ICBC [Member]
Short-term Debt [Line Items]
Bank acceptance notes payable			2,427,000
Yinzuo Bank [Member]
Short-term Debt [Line Items]
Bank acceptance notes payable				1,268,000
Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Bank acceptance notes payable				$ 677,000